Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated June 7, 2017 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus and Statement of Additional Information,

each dated July 28, 2016, as supplemented

Addition of Sub-Advisers

Pursuant to action taken by the Board of Trustees of the Fund, H2O AM LLP (“H2O”) will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The list of sub-advisers to the Fund in the “Principal Investment Strategies” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
Chatham Asset Management, LLC	Relative Value Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
FT AlphaParity, LLC	Macro Strategies
Good Hill Partners LP	Relative Value Strategies
GS Investment Strategies, LLC	Equity Hedge Strategies
GSA Capital Partners LLP	Managed Futures Strategy
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Nephila Capital, Ltd.	Event-Driven Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

Non-Discretionary Sub-Adviser	Strategy
Gracian Capital LLC	Equity Hedge Strategies

The list of sub-advisers to the Fund in the “Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers:

Bayview Asset Management, LLC

Boussard & Gavaudan Investment Management, LLP

Caspian Capital LP

Cerberus Sub-Advisory I, LLC

Chatham Asset Management, LLC

D. E. Shaw Investment Management, L.L.C.

Emso Asset Management Limited

FT AlphaParity, LLC

Good Hill Partners LP

GS Investment Strategies, LLC

GSA Capital Partners LLP

H2O AM LLP

HealthCor Management, L.P.

IPM Informed Portfolio Management AB

Nephila Capital, Ltd.

Sorin Capital Management, LLC

Two Sigma Advisers, LP

Waterfall Asset Management, LLC

Non-Discretionary Sub-Advisers:

Gracian Capital LLC

The list of sub-advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy	Sub-Strategy
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies	Event-Driven Multi-Strategy
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Cerberus Sub-Advisory I, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Chatham Asset Management, LLC	Relative Value Strategies	Fixed Income – Corporate
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Emso Asset Management Limited	Macro Strategies	Discretionary Thematic
FT AlphaParity, LLC	Macro Strategies	Systematic Diversified
Good Hill Partners LP	Relative Value Strategies	Fixed Income – Asset Backed
GS Investment Strategies, LLC	Equity Hedge Strategies	Equity Long/Short
GSA Capital Partners LLP	Managed Futures	N/A
H2O AM LLP	Macro Strategies	Discretionary Thematic
HealthCor Management, L.P.	Equity Hedge Strategies	Equity Long/Short
IPM Informed Portfolio Management AB	Macro Strategies	Systematic Diversified
Nephila Capital, Ltd.	Event-Driven Strategies	Reinsurance
Sorin Capital Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed

Non-Discretionary Sub-Adviser	Strategy	Sub-Strategy
Gracian Capital LLC	Equity Hedge Strategies	Equity Long/Short

The following disclosure is added to the section “More on Fund Management—Adviser and Sub-Advisers—Sub-Advisers” in the Prospectus:

•	H2O AM LLP (“H2O”), located at 10 Old Burlington Street, London W1S 3AG, United Kingdom, an investment adviser registered with the SEC, manages a portion of the Fund’s assets using Macro Strategies. Founded in 2010, H2O had approximately $12.99 billion in assets under management as of March 31, 2017.

The following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	H2O AM LLP (“H2O”). The principal owner of H2O is H2O AM Limited, which is wholly owned by H2O AM Holdings SA.

Shareholders should retain this Supplement for future reference.